EMPLOYEE BENEFIT - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	$ 447	$ 519	$ 562
Past service cost	48	0	0
Interest cost on benefit obligation	154	127	147
Net benefit cost	649	646	709
Actuarial (gain) / loss - experience	(263)	140	(328)
Actuarial (gain) / loss - demographic assumption	74	(23)	(1)
Actuarial (gain) / loss - financial assumption	(543)	(676)	130
Re-measuring gain/(loss) on defined benefit plans	(732)	(559)	(199)
Defined benefit obligation at January 1	9,854	11,300	11,742
Current service cost	447	519	562
Past service cost	48	0	0
Interest cost on benefit obligation	154	127	147
Benefits paid directly by our Company	(653)	(746)	(954)
Exchange differences	(222)	(787)	2
Defined benefit obligation at December 31	$ 8,896	$ 9,854	$ 11,300